SCHEDULE OF FUTURE AMORTIZATION COSTS (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	¥ 35,163
2026	35,163
2027	35,163
2028	35,163
2029	11,378
Thereafter	58,534
Intangible assets, net	¥ 210,564	¥ 133,226